DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS
NOTE 6. DEPOSITS

Brokered deposits were approximately $38,609,000 and $87,063,000 at December 31, 2011 and 2010, respectively. The weighted average rate of brokered deposits was 3.08% and 3.89% at December 31, 2011 and 2010, respectively.

At December 31, 2011, the scheduled maturities of time deposits were as follows:

Years Ending December 31,
2012	$130,031,969
2013	29,588,013
2014	9,249,953
2015	4,559,565
2016	7,427,265
Thereafter	5,263
$180,862,028

The aggregate amount of time deposits, each with a minimum denomination of $100,000, was approximately $93,090,000 and $153,397,000 at December 31, 2011 and 2010, respectively.